INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

in € thousand	12/31/2025	12/31/2024
Raw materials and supplies	3,543	4,136
Work in progress	9,147	6,317
Finished goods	5,423	5,281
Inventories	18,112	15,734